Note 5 - Other Receivables	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 6. OTHER RECEIVABLES

At December 31, and September 30, 2012, the Company had other receivables net of allowance for uncollectable accounts of $341,000 and $147,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.

NOTE 5. OTHER RECEIVABLES

At September 30, 2012 and 2011, the Company had other receivables of $147,000 and $299,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.